Deferred income tax - Differences between the accounting and tax basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	$ 48,613	$ 101,449
Credit (debit) to consolidated statement of profit or loss	(7,867)	53,048
Others		212
Deferred tax liability (asset)	40,746	48,613
Deferred asset
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	268,271	299,370
Credit (debit) to consolidated statement of profit or loss	(20,850)	(31,311)
Others		212
Deferred tax liability (asset)	247,421	268,271
Deferred asset | Deferred asset for income tax
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	268,271	299,361
Credit (debit) to consolidated statement of profit or loss	(20,850)	(31,301)
Others		211
Deferred tax liability (asset)	247,421	268,271
Deferred asset | Deferred asset for income tax | Tax - loss carryforwards
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	149,702	189,970
Credit (debit) to consolidated statement of profit or loss	(40,952)	(40,268)
Others		0
Deferred tax liability (asset)	108,750	149,702
Deferred asset | Deferred asset for income tax | Difference in depreciation and amortization rates
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	50,987	44,425
Credit (debit) to consolidated statement of profit or loss	3,164	6,562
Others		0
Deferred tax liability (asset)	54,151	50,987
Deferred asset | Deferred asset for income tax | Provision for closure of mining units, net
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	29,005	32,578
Credit (debit) to consolidated statement of profit or loss	11,641	(3,573)
Others		0
Deferred tax liability (asset)	40,646	29,005
Deferred asset | Deferred asset for income tax | Provision for impairment of value of inventory
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	9,315	10,585
Credit (debit) to consolidated statement of profit or loss	454	(1,270)
Others		0
Deferred tax liability (asset)	9,769	9,315
Deferred asset | Deferred asset for income tax | Contingent consideration liability
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	8,394	6,391
Credit (debit) to consolidated statement of profit or loss	3,335	2,003
Others		0
Deferred tax liability (asset)	11,729	8,394
Deferred asset | Deferred asset for income tax | Provision for bonuses to employees and officers
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	1,885	2,478
Credit (debit) to consolidated statement of profit or loss	814	(593)
Others		0
Deferred tax liability (asset)	2,699	1,885
Deferred asset | Deferred asset for income tax | Impairment loss of long-lived assets provision
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	1,930	1,930
Credit (debit) to consolidated statement of profit or loss	0	0
Others		0
Deferred tax liability (asset)	1,930	1,930
Deferred asset | Deferred asset for income tax | Contractors claims provisions
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	1,391	371
Credit (debit) to consolidated statement of profit or loss	126	1,020
Others		0
Deferred tax liability (asset)	1,517	1,391
Deferred asset | Deferred asset for income tax | Other
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	15,662	10,633
Credit (debit) to consolidated statement of profit or loss	568	4,818
Others		211
Deferred tax liability (asset)	16,230	15,662
Deferred asset | Deferred assets for mining royalties and special mining tax
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	0	9
Credit (debit) to consolidated statement of profit or loss	0	(10)
Others		1
Deferred tax liability (asset)	0	0
Deferred liability
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(219,658)	(197,921)
Credit (debit) to consolidated statement of profit or loss	12,983	(21,737)
Others		0
Deferred tax liability (asset)	(206,675)	(219,658)
Deferred liability | Deferred liability for income tax
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(219,787)	(197,895)
Credit (debit) to consolidated statement of profit or loss	10,512	(21,892)
Others		0
Deferred tax liability (asset)	(209,275)	(219,787)
Deferred liability | Deferred liability for income tax | Difference in depreciation and amortization rates
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(43,726)	(45,267)
Credit (debit) to consolidated statement of profit or loss	1,475	1,541
Others		0
Deferred tax liability (asset)	(42,251)	(43,726)
Deferred liability | Deferred liability for income tax | Other
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(19,349)	(12,923)
Credit (debit) to consolidated statement of profit or loss	5,691	(6,426)
Others		0
Deferred tax liability (asset)	(13,658)	(19,349)
Deferred liability | Deferred liability for income tax | Effect of translation into U.S. dollars
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(55,482)	(47,649)
Credit (debit) to consolidated statement of profit or loss	49,600	(7,833)
Others		0
Deferred tax liability (asset)	(5,882)	(55,482)
Deferred liability | Deferred liability for income tax | Differences in amortization rates for development costs
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(86,338)	(75,108)
Credit (debit) to consolidated statement of profit or loss	(23,116)	(11,230)
Others		0
Deferred tax liability (asset)	(109,454)	(86,338)
Deferred liability | Deferred liability for income tax | Fair value of mining concessions
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(14,892)	(14,892)
Credit (debit) to consolidated statement of profit or loss	0	0
Others		0
Deferred tax liability (asset)	(14,892)	(14,892)
Deferred liability | Deferred liability for income tax | Withdrawal of the sale of Contacto Corredores de Seguros S.A. investment
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	0	(1,220)
Credit (debit) to consolidated statement of profit or loss	0	1,220
Others		0
Deferred tax liability (asset)	0	0
Deferred liability | Deferred liability for income tax | Fair value of account receivables
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	0	(836)
Credit (debit) to consolidated statement of profit or loss	(23,138)	836
Others		0
Deferred tax liability (asset)	(23,138)	0
Deferred liability | Deferred liability for mining royalties and special mining tax
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	129	(26)
Credit (debit) to consolidated statement of profit or loss	2,471	155
Others		0
Deferred tax liability (asset)	$ 2,600	$ 129